Income Taxes (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [line items]
Applicable tax rate			27.00%	26.00%
PERU | Changes in tax rates or tax laws enacted or announced [member]
Income Taxes [line items]
Applicable tax rate			29.50%
ARGENTINA
Income Taxes [line items]
Applicable tax rate	30.00%			35.00%
ARGENTINA | Changes in tax rates or tax laws enacted or announced [member]
Income Taxes [line items]
Applicable tax rate		25.00%	30.00%
British Columbia [member]
Income Taxes [line items]
Applicable tax rate			11.00%
British Columbia [member] | Changes in tax rates or tax laws enacted or announced [member]
Income Taxes [line items]
Applicable tax rate			12.00%
CANADA
Income Taxes [line items]
Resource related expense accumulated with no deferred tax benefit recognized			$ 6,582	$ 5,773
CANADA | Changes in tax rates or tax laws enacted or announced [member]
Income Taxes [line items]
Applicable tax rate			27.00%